SCHEDULE OF PREPAID DEPOSITS (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Prepaid Deposits
Prepaid rent	$ 5,759	$ 5,759	$ 8,700
Prepaid cards inventory	49,313	49,313
Prepaid Business Identification Number	100,000	100,000
Prepaid automobile lease payment	1,228
Total	$ 156,300	$ 155,072	$ 8,700